Financial risk management - Credit Quality of Financial Assets (Details) - Financial assets neither past due nor impaired - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Time deposits | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		$ 950,167
Time deposits | Banco Santander- Santiago | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	$ 6,318	124,689
Time deposits | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	1,001	150,578
Time deposits | Corpbanca | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	5,014
Time deposits | Banco de Chile | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	4,460	602
Time deposits | Scotiabank Sud Americano | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	6,752
Time deposits | banco credito | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	74,459	187,707
Time deposits | Banco Santander | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	100,083
Time deposits | Banco Itaú CorpBanca | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		284,915
Time deposits | Banco Itaú CorpBanca | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	372,061
Time deposits | Scotiabank Sud Americano 2 | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	672,720
Time deposits | Sumitomo Mitsui Banking | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		122,631
Time deposits | Sumitomo Mitsui Banking | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	91,884
Time deposits | Scotiabank Chile | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		416,026
Time deposits | Banco Itau CorpBanca 2 | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		15,048
Time deposits | Banco Santander - Santiago 2 | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		51,444
Time deposits | Banco Estado | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		85,055
Time deposits | Scotiabank Chile 2 | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		250,362
Time deposits | Banco de Chile 2 | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		150,259
Time deposits | Sumitomo Mitsui Banking 2 | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		210,292
Investment fund | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	5,031
Investment fund | JP Morgan US dollar Liquidity Fund Institutional | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	22,845	435,485
Investment fund | Legg Mason - Western Asset Institutional cash reserves | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	312,924	590,661
Margin Call | Banco Morgan Stanley | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	5,590
Time Deposits And Investment Fund | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	364,345	$ 2,125,587
Time Deposits And Margin Call | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	$ 1,316,797